Geographic Information (Tables)	12 Months Ended
Dec. 31, 2023
Geographic Information [Abstract]
Schedule of Long-Lived Assets by Geographic Region	The following table presents long-lived assets by geographic region as of December 31, 2023 and 2022:
	December 31,
	2023	2022

U.S.	$2,560	$6,202
Israel	58,488	70,722
EMEA	9,449	9,720
Asia Pacific	359	958
	$74,687	$87,602

Schedule of Major Customers’ Data as A Percentage	The following table sets forth the customers that accounted for 10% or more of the Company’s total revenues in each of the years set forth below:
	Year Ended December 31,
	2023	2022	2021

Customer A	20%	27%	27%
Customer B	7%	2%	12%
	December 31,
	2023	2022

Customer A	16%	-
Customer B	13%	-
Customer C	-	12%